ASHMORE EMERGING MARKETS EQUITY SMA COMPLETION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $263,585)
Raia Drogasil S.A.	BRL	20,000	$72,912	1.62
Rede D’Or Sao Luiz S.A.[2]	BRL	19,200	131,203	2.92
			204,115	4.54
China (Cost $676,725)
Aluminum Corp. of China Ltd., Class H	HKD	74,000	79,967	1.78
ANTA Sports Products Ltd.	HKD	4,800	48,357	1.08
Contemporary Amperex Technology Co. Ltd., Class A	CNY	2,300	135,066	3.01
Innovent Biologics, Inc.*,2	HKD	10,000	110,716	2.46
Sany Heavy Industry Co. Ltd., Class A	CNY	39,300	119,891	2.67
Sieyuan Electric Co. Ltd., Class A	CNY	4,900	113,233	2.52
			607,230	13.52
India (Cost $282,862)
Mahindra & Mahindra Ltd. GDR		4,426	155,413	3.46
PB Fintech Ltd.*	INR	7,340	123,247	2.74
			278,660	6.20
Malaysia (Cost $62,198)
Zetrix Ai Bhd.	MYR	289,900	52,882	1.18
			52,882	1.18
Mexico (Cost $114,056)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	9,800	113,495	2.53
			113,495	2.53
Poland (Cost $309,157)
Allegro.eu S.A.*,2	PLN	22,866	276,554	6.16
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	3,930	117,707	2.62
			394,261	8.78
South Korea (Cost $1,549,594)
Classys, Inc.	KRW	3,555	102,054	2.27
Coway Co. Ltd.	KRW	1,872	120,473	2.68
DB Insurance Co. Ltd.	KRW	864	94,829	2.11
Eugene Technology Co. Ltd.	KRW	1,293	99,308	2.21
Hansol Chemical Co. Ltd.	KRW	1,107	159,237	3.55
Samsung C&T Corp.	KRW	722	175,072	3.90
Samsung Electronics Co. Ltd.	KRW	2,191	394,594	8.79
SK hynix, Inc.	KRW	294	323,009	7.19
SK Square Co. Ltd.*	KRW	294	208,520	4.64
			1,677,096	37.34
Taiwan (Cost $884,223)
Andes Technology Corp.*	TWD	6,000	40,843	0.91
AP Memory Technology Corp.	TWD	4,000	82,108	1.83
Asia Vital Components Co. Ltd.	TWD	1,600	115,371	2.57

ASHMORE EMERGING MARKETS EQUITY SMA COMPLETION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Chroma ATE, Inc.	TWD	2,000	$127,994	2.85
E Ink Holdings, Inc.	TWD	16,000	92,586	2.06
Elite Material Co. Ltd.	TWD	900	128,351	2.86
Gudeng Precision Industrial Co. Ltd.	TWD	6,000	73,335	1.63
Lotes Co. Ltd.	TWD	2,000	112,350	2.50
Sinbon Electronics Co. Ltd.	TWD	9,000	81,579	1.81
			854,517	19.02
Thailand (Cost $91,613)
Bangkok Dusit Medical Services PCL (Registered)	THB	157,700	90,674	2.02
			90,674	2.02
United Arab Emirates (Cost $93,263)
Abu Dhabi Islamic Bank PJSC	AED	12,963	74,855	1.67
			74,855	1.67
Vietnam (Cost $57,130)
Mobile World Investment Corp.	VND	22,700	60,417	1.34
			60,417	1.34
Total Common Stocks (Cost $4,384,406)			4,408,202	98.14
Total Investments (Total Cost $4,384,406)			4,408,202	98.14
Other Assets Less Liabilities			83,347	1.86
Net Assets			$4,491,549	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of July 31, 2026, these securities had a total value of $518,473 or 11.54% of net assets.
Percentages shown are based on net assets.
At July 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity SMA Completion Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	14.7%
Consumer Staples	1.6
Financials	11.7
Health Care	9.7
Industrials	17.9
Information Technology	37.2
Materials	5.3
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%